Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET MASTER FUNDS
Entity Central Index Key	0001094885
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000170903
Shareholder Report [Line Items]
Fund Name	State Street International Developed Equity Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$8	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%	[1]
AssetsNet	$ 3,754,968,039
Holdings Count | Holding	699
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,754,968,039 Number of Portfolio Holdings699 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	21.5%
United Kingdom	11.2%
Germany	10.2%
United States	10.0%
France	9.4%
Australia	6.8%
Switzerland	4.9%
Netherlands	4.2%
Spain	3.1%
Italy	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Roche Holding AG	1.3%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

C000055942
Shareholder Report [Line Items]
Fund Name	State Street Treasury Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[2]
AssetsNet	$ 12,554,275,695
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$12,554,275,695 Number of Portfolio Holdings67
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	101.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

C000055943
Shareholder Report [Line Items]
Fund Name	State Street Treasury Plus Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
AssetsNet	$ 59,969,978,016
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$59,969,978,016 Number of Portfolio Holdings100
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

C000029566
Shareholder Report [Line Items]
Fund Name	State Street U.S. Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
AssetsNet	$ 171,174,726,708
Holdings Count | Holding	187
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$171,174,726,708 Number of Portfolio Holdings187
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.